May 01, 2020

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 9, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding EQ/All Asset Growth Allocation Portfolio, EQ/American Century Mid Cap Value Portfolio, EQ/Loomis Sayles Growth Portfolio, 1290 VT DoubleLine Dynamic Allocation Portfolio, 1290 VT DoubleLine Opportunistic Bond Portfolio and Multimanager Core Bond Portfolio.

Effective June 6, 2020, the Summary Prospectus and Prospectus entitled “EQ/All Asset Growth Allocation Portfolio — Class IA, IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/All Asset Growth Allocation Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.10%	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses[1]	0.74%	0.74%	0.74%
Total Annual Portfolio Operating Expenses	1.27%	1.27%	1.02%
[1]	Includes interest and tax expense of 0.03% incurred indirectly from acquired funds.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$129	$403	$697	$1,534
Class IB Shares	$129	$403	$697	$1,534
Class K Shares	$104	$325	$563	$1,248

Effective immediately, the Summary Prospectus of EQ/American Century Mid Cap Value Portfolio — Class IB Shares and the section of the Prospectus entitled “EQ/American Century Mid Cap Value Portfolio — Class IB and K Shares” are amended by deleting the fourth sentence of the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” and replacing it with the following sentence:

As of December 31, 2019, the market capitalizations of the companies in the Russell 3000® Index, excluding the largest 100 such companies, and the Russell Midcap® Index, ranged from approximately $12.7 million to $63.8 billion and approximately $788.1 million to $78.6 billion, respectively.

Effective immediately, the table in the section of the Prospectus entitled “EQ/Loomis Sayles Growth Portfolio — Class IA, IB and K Shares — Risk/Return Bar Chart and Table — Average Annual Total Returns” is amended by replacing the information for EQ/Loomis Sayles Growth Portfolio — Class K Shares with the following information:

Average Annual Total Return

	One Year	Five Years	Ten Years/ Since Inception
EQ/Loomis Sayles Growth Portfolio — Class K Shares (Inception Date: February 6, 2015)	31.78%	N/A	15.85%